Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	$ 2,359,704		$ 2,359,704		$ 2,203,074	$ 454,679
Less accumulated depreciation	194,945		194,945		79,646
Property and equipment, net	2,164,759		2,164,759		2,123,428	454,679
Depreciation	43,252	$ 35,842	115,299	$ 43,818
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	847,217		$ 847,217		$ 847,217
Machinery and tooling
Property, Plant and Equipment [Line Items]
Useful life (in years)			7 years		7 years
Property and Equipment, Net
Property and equipment, gross	1,270,652		$ 1,270,652		$ 1,123,391	$ 454,679
Furniture and equipment
Property and Equipment, Net
Property and equipment, gross	$ 241,835		$ 241,835		$ 232,466
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			3 years		3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			10 years		10 years